Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy. We identify and assess material risks from cybersecurity threats to our information systems and the information residing in our information systems by monitoring and evaluating our threat environment on an ongoing basis using various methods including, for example, using manual and automated tools, subscribing to reports and services that identify cybersecurity threats, analyzing reports of threats and threat actors, conducting scans of the threat environment, and conducting risk assessments.

We manage material risks from cybersecurity threats to our information systems and the information residing in our information systems through various processes and procedures, including, depending on the environment, risk assessment, incident detection and response, vulnerability management, disaster recovery and business continuity plans, internal controls within our accounting and financial reporting functions, encryption of data, network security controls, access controls, physical security, asset management, systems monitoring, and employee training. We engage third-party service providers to provide some of the resources used in our information systems and some third-party service providers have access to information residing in our information systems. With respect to such third parties, we seek to engage reliable, reputable service providers that maintain cybersecurity programs. Depending on the nature and extent of the services provided, the sensitivity and quantity of information processed, and the identity of the service provider, our processes may include conducting due diligence on the cybersecurity practices of such provider and contractually imposing cybersecurity related obligations on the provider.

We are not aware of any risks from cybersecurity threats, including as a result of any cybersecurity incidents, which have materially affected or are reasonably likely to materially affect our Group, including our business strategy, results of operations, or financial condition. Refer to “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business and Industry — Our business is dependent on information technology and is subject to cybersecurity risks. A cyberattack may disrupt our operations and compromise the personal data of our customers.”

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We are not aware of any risks from cybersecurity threats, including as a result of any cybersecurity incidents, which have materially affected or are reasonably likely to materially affect our Group, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity Governance. Our Board of Directors holds oversight responsibility over our Group’s risk management and strategy, including material risks related to cybersecurity threats. This oversight is executed directly by our board of directors and through its committees. Our audit committee oversees the management of our Group’s major financial risk exposures, the steps management has taken to monitor and control such exposures, and the process by which risk assessment and management is undertaken and handled, which would include cybersecurity risks, in accordance with its charter. The audit committee holds regular meetings and receives periodic reports from management regarding risk management, including major financial risk exposures from cybersecurity threats or incidents.

Within management, the Group’s Chief Executive Officer is primarily responsible for assessing and managing our material risks from cybersecurity threats on a day-to-day basis and keep the senior executive officers informed on a regular basis of the identification, assessment, and management of cybersecurity risks and of any cybersecurity incidents. Such management personnel have prior experience and training in managing information systems and cybersecurity matters and participate in ongoing training programs.

As of the date hereof, the Company has not encountered cybersecurity incidents that the company believes to have been material to the Company taken as a whole.

Risk management and strategy. We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program is aligned to the Company’s business strategy and shares common methodologies, reporting channels and governance processes that apply to other areas of enterprise risk, including legal, compliance, strategic, operational, and financial risk. Key elements of our cybersecurity risk management program include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise information technology environment;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	training and awareness programs for team members that include periodic and ongoing assessments to drive adoption and awareness of cybersecurity processes and controls;
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and a third-party risk management process for service providers, suppliers, and vendors.

In the last three fiscal years, the Company has not experienced any material cybersecurity incidents, and expenses incurred from cybersecurity incidents were immaterial.

Governance. As part of our overall enterprise risk management program, we prioritize the identification and management of cybersecurity risk at several levels. Our Board of Directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the Audit Committee, which is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.

Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee oversees the management of our Group’s major financial risk exposures, the steps management has taken to monitor and control such exposures, and the process by which risk assessment and management is undertaken and handled, which would include cybersecurity risks, in accordance with its charter
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Group’s Chief Executive Officer is primarily responsible for assessing and managing our material risks from cybersecurity threats on a day-to-day basis and keep the senior executive officers informed on a regular basis of the identification, assessment, and management of cybersecurity risks and of any cybersecurity incidents.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Risk management and strategy. We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program is aligned to the Company’s business strategy and shares common methodologies, reporting channels and governance processes that apply to other areas of enterprise risk, including legal, compliance, strategic, operational, and financial risk. Key elements of our cybersecurity risk management program include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise information technology environment;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	training and awareness programs for team members that include periodic and ongoing assessments to drive adoption and awareness of cybersecurity processes and controls;
●a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and a third-party risk management process for service providers, suppliers, and vendors
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false